Impairment losses and goodwill	12 Months Ended
Dec. 31, 2023
Impairment losses and goodwill
Impairment losses and goodwill

Note 7    Impairment losses and goodwill

7.1    Impairment losses

(in millions of euros)	2023	2022	2021
Romania	—	(789)	—
Mobile Financial Services	—	(28)	—
Spain	—	—	(3,702)
Total of impairment of goodwill	—	(817)	(3,702)

Impairment tests on Cash-Generating Units (CGUs) may result in impairment losses on goodwill (see Note 7.2) and on fixed assets (see Note 8.3).

At December 31, 2023

At December 31, 2023, impairment tests do not result in the Group recognizing any impairment losses.

At December 31, 2022

Romania

In Romania, the goodwill impairment of (789) million euros mainly reflected:

−a material increase in the discount rate due to changes in market assumptions;

−greater competitive pressure; and

−the downward revision of the business plan compared with the plan used at December 31, 2021, particularly in the early years.

Following the impairment of goodwill in Romania, the net carrying value of the assets of the CGU was reduced to the value in use of current and long-term assets at 100% at December 31, 2022, i.e. 1.7 billion euros.

Mobile Financial Services

Impairment of (49) million euros was recorded on Mobile Financial Services (including (28) million euros on goodwill and (21) million euros on fixed assets) due to deterioration of the business plan.

At December 31, 2022, the net carrying value of goodwill was reduced to zero and the value in use of the CGU amounted to 0.4 billion euros.

At December 31, 2021

In Spain, the business plan has been significantly revised downward since December 31, 2020, in view of:

−	a deteriorating competitive environment despite market consolidation operations (affected by the erosion of average revenue per user); and
−	uncertainties surrounding the continuation of the health crisis (delay in the forecasts for economic recovery).

The revision of the business plan in Spain has led to the recognition during the first -half of 2021 of (3,702) million euros impairment of goodwill, bringing the net carrying value of tested assets down to the value in use of current and long-term assets, i.e. 7.7 billion euros.

7.2    Goodwill

(in millions of euros)	December 31, 2023			December 31, 2022	December 31, 2021
	Gross value	Accumulated	Net book value	Net book value	Net book value
		impairment
		losses
France	13,189	(13)	13,176	13,176	14,364
Europe	13,862	(8,571)	5,291	4,586	6,079
Spain	6,550	(3,816)	2,734	2,734	3,170
Belgium	1,733	(713)	1,020	336	336
Slovakia	806	—	806	806	806
Romania	1,806	(1,359)	447	447	1,504
Poland	2,815	(2,664)	151	135	135
Moldova	84	—	84	78	80
Luxembourg	68	(19)	50	50	50
Africa & Middle East	2,252	(849)	1,403	1,420	1,465
Burkina Faso	428	—	428	428	428
Côte d’Ivoire	417	(42)	375	375	375
Morocco	255	—	255	249	265
Jordan	284	(170)	114	118	111
Liberia	88	—	88	91	86
Sierra Leone	58	—	58	73	114
Cameroon	134	(90)	44	44	44
Other	589	(548)	41	42	42
Orange Business	2,913	(650)	2,263	2,289	2,237
Totem(1)	1,624	—	1,624	1,624	n/a
Mobile Financial Services	28	(28)	—	—	28
International Carriers & Shared Services	18	—	18	18	18
Goodwill	33,886	(10,112)	23,775	23,113	24,192
(1)	In 2021, Totem's figures were included in France and Spain segments (see Note 1.1).

(in millions of euros)		December 31,	December 31,	December 31,
	Note	2023	2022	2021
Gross Value in the opening balance		33,140	33,626	33,273
Acquisitions(1)	3.2	675	(206)	266
Disposals		—	—	(4)
Translation adjustment		71	(280)	91
Reclassifications and other items		—	—	—
Gross Value in the closing balance		33,886	33,140	33,626
Accumulated impairment losses in the opening balance		(10,028)	(9,435)	(5,678)
Impairment	7.1	—	(817)	(3,702)
Disposals		—	—	—
Translation adjustment		(84)	225	(55)
Accumulated impairment losses in the closing balance		(10,112)	(10,028)	(9,435)
Net book value of goodwill		23,775	23,113	24,192
(1)	In 2023, mainly includes goodwill on the acquisition of VOO of 684 million euros (see Note 3.2).

In 2022, mainly included the finalization of the purchase price allocation for Telekom Romania Communications, resulting in the revision of the amount of preliminary goodwill recognized in 2021 for (272) million euros.

In 2021, mainly included preliminary goodwill of 272 million euros related to the acquisition of Telekom Romania Communications.

7.3    Key assumptions used to determine recoverable amounts

The key operational assumptions reflect past experience and expected trends: unforeseen changes have in the past affected and could continue to significantly affect these expectations. In this respect, the review of expectations could affect the margin of recoverable amounts over the carrying value tested (see Note 7.4) and result in impairment of goodwill and fixed assets.

In 2023, the Group updated its financial trajectories.

The discount rates and perpetual growth rates used to determine the values in use were revised as follows at the end of December 2023:

–  discount rates have risen as a result of the deteriorating macroeconomic environment (higher interest rates), and may include a specific premium reflecting an assessment of the risks of achieving certain business plans, or of country risks;

–  perpetual growth rates were maintained for most geographical areas.

At December 31, 2023, the business plans and key operating assumptions were sensitive to the following:

–  inflation, in particular rising energy prices, and the ability to preserve margins by adjusting rates and optimizing costs and investments;

–  the fiercely competitive nature of the markets in which the Group operates, where price pressure is strong;

–  the decisions by regulatory and competition authorities in terms of stimulating business investment, and rules for awarding 5G operating licenses and market concentration; and

–  specifically in the Middle East and the Maghreb (Jordan, Egypt and Tunisia) as well as in some African countries (Mali, Democratic Republic of the Congo, Central African Republic, Sierra Leone and Burkina Faso): changes in the political situation and security with their resulting negative economic impacts on the overall business climate.

The parameters used to determine the recoverable amount of the main consolidated activities or the activities most sensitive to the assumptions of the impairment tests are as follows:

December 31, 2023	Basis of	Used	Methodology	Cost of	Discount rate			Perpetuity
	recoverable	source		equity	Post-tax		Pre-tax	growth rate
	amount
France				n/a	6.3%		8.4%	0.8%
Spain				n/a	7.8%		10.3%	1.5%
Poland	Value in use	Internal plan	Discounted cash	n/a	8.0%		9.4%	2.0%
Enterprise			flow	n/a	8.5%		11.7%	0.5%
Mobile Financial Services				13.0%	n/a		n/a	2.1%
Romania				n/a	n/a		n/a	n/a
Belgium/ Luxembourg	Fair value	n/a	n/a	n/a	n/a		n/a	n/a

December 31, 2022	Basis of	Used	Methodology	Cost of	Discount rate			Perpetuity
	recoverable	source		equity	Post-tax		Pre-tax	growth rate
	amount
France				n/a	6.3%		8.4%	0.8%
Spain				n/a	7.5%		10.0%	1.5%
Poland				n/a	7.8%		9.1%	2.0%
Enterprise	Value in use	Internal plan	Discounted cash	n/a	6.8%		9.2%	0.5%
Romania			flow	n/a	10.5%		11.8%	2.5%
Belgium				n/a	7.0%		8.8%	0.8%
Mobile Financial Services				12.3%	n/a		n/a	2.0%
Côte d'Ivoire / Burkina Faso / Liberia	Fair value	n/a	n/a	n/a	n/a		n/a	n/a

December 31, 2021	Basis of	Used	Methodology	Cost of	Discount rate			Perpetuity
	recoverable	source		equity	Post-tax		Pre-tax	growth rate
	amount
France				n/a	5.8	%(1)	7.6%	0.8%
Spain				n/a	6.8%		8.4%	1.5%
Poland	Value in use	Internal plan	Discounted cash	n/a	7.3%		8.5%	1.5%
Enterprise			flow	n/a	8.3%		11.1%	0.3%
Romania				n/a	7.0%		7.9%	2.5%
Belgium/Luxembourg	Fair value	n/a	n/a	n/a	n/a		n/a	n/a

(1)	The post-tax discount rate for France included a corporate tax reduction of 25.83% since 2022.

The work done by the Group to take into account ESMA's position on the inclusion of leases (IFRS 16) in impairment testing (IAS 36) confirms that there is no impact on the conclusions of the Group's impairment tests at December 31, 2023.

At December 31, 2023, the fair value of the Belgium/Luxembourg combination is defined according to the conversion ratio that would be expected in the context of the transaction for Nethys to acquire a stake in Orange Belgium by converting its stake in VOO into Orange Belgium shares (see Note 3.2).

At December 31, 2023, the fair value of Romania is defined on the basis of the expected merger of Orange Romania Communications (formerly Telekom Romania Communications) into Orange Romania, with the Romanian state acquiring a stake in Orange Romania (see Note 3.2).

At December 31, 2021, the fair value of the Belgium/Luxembourg combination had been defined on the basis of the conditional voluntary public tender offer for the shares of Orange Belgium, which closed on May 4, 2021 (see Note 3.2).

The Group’s listed subsidiaries are Orange Polska (Warsaw Stock Exchange), Orange Belgium (Brussels Stock Exchange), Jordan Telecom (Amman Stock Exchange), Sonatel (Regional Stock Exchange (BRVM)), and, since December 30, 2022, Orange Côte d’Ivoire (BRVM). The aggregated share of these subsidiaries, which publish their own regulated information, is less than or equal to 20% of consolidated revenues, operating income and net income excluding non-recurring transactions.

7.4    Sensitivity of recoverable amounts

Because of the correlation between operating cash flows and investment capacity, a sensitivity of net cash flows is used. As cash flows at the terminal point represent a significant portion of the recoverable amount, a change of plus or minus 10% in these cash flows is presented as a sensitivity assumption.

The cash flows are those generated by operating activities net of acquisitions and disposals of property, plant and equipment and intangible assets (including a tax expense at a standard rate, repayment of lease liabilities and debt related to financed assets, related interest expenses and excluding other interest expenses). An additional analysis was carried out on the most sensitive CGUs for which the amount of lease liabilities was material in order to confirm the absence of impairment losses or additional impairment losses.

A sensitivity analysis was carried out on the main consolidated activities or the activities most sensitive to the assumptions of the impairment tests and is presented below to enable readers of the financial statements to estimate the effects of their own estimates. Changes in cash flows, perpetual growth rates or discount rates exceeding the sensitivity levels presented have been observed in the past.

			Decrease in the discounted cash
	Increase in discount rate in	Decrease in the perpetual	flows of the terminal value in
	order for the recoverable	growth rate in order for the	order for the recoverable amount
	amount to be equal to the net	recoverable amount to be	to be equal to the net carrying
	carrying value (in basis points)	equal to the net carrying value	value (in %)
		(in basis points)
December 31, 2023
France	+134 bp	(115) bp	-25%
Spain	+67 bp	(71) bp	-12%
Poland	+254 bp	(295) bp	-33%
Enterprise	+279 bp	(369) bp	-36%
December 31, 2022
France	+139 bp	(120) bp	-26%
Spain	+44 bp	(47) bp	-8%
Poland	+249 bp	(272) bp	-32%
Enterprise	+100 bp	(115) bp	-19%
Belgium	+97 bp	(97) bp	-15%
Sierra Leone	+50 bp	(72) bp	-6%
December 31, 2021
France	+234 bp	(217) bp	-39%
Spain	+19 bp	(21) bp	-4%
Poland	+269 bp	(221) bp	-30%
Enterprise	+1,125 bp	(1,026) bp	-83%
Romania	+44 bp	(45) bp	-10%

Mobile Financial Services

At December 31, 2023, the value in use of the Mobile Financial Services CGU was revised on the basis of key valuation assumptions established by local governance. The revised assumptions resulted in the identification of a negative margin, however, the impairment of fixed assets of (42) million euros recognized over the period (see Note 8.3), represents all the assets eligible for impairment under IAS 36 at December 31, 2023. Sensitivity analyses are therefore not relevant.

Romania

At December 31, 2023, the fair value of Romania is defined on the basis of the expected merger of Orange Romania Communications (formerly Telekom Romania Communications) into Orange Romania, with the Romanian state acquiring a stake in Orange Romania (see Note 3.2). Sensitivity analyses, calculated on cash flows and financial parameters, are therefore not relevant for this CGU at December 31, 2023.

Jordan

At December 31, 2023, a sensitivity analysis was carried out on each of the following criteria, taken individually:

–   1% increase in the discount rate;

–   1% decrease in the perpetual growth rate;

–   10% decrease in terminal – year cash flows.

This sensitivity analysis identified an estimated impairment risk of up to 11% of the net value of goodwill.

Other entities not shown above individually represent less than 4% of the recoverable amount of the consolidated entities, or do not present a recoverable amount close to the net value.

Accounting policies

Goodwill recognized as an asset in the statement of financial position comprises the excess calculated:

–  either on the basis of the equity interest acquired (and for business combinations after January 1, 2010, with no subsequent changes for any additional purchases of non-controlling interests); or

–  on a 100% basis, leading to the recognition of goodwill relating to non-controlling interests.

Goodwill is not amortized. It is tested for impairment at least annually and more frequently when there is an indication that it may be impaired. Thus, changes in general economic and financial trends, the different levels of resilience of the telecommunication operators with respect to the deterioration of local economic environments, changes in the market capitalization of telecommunication operators, as well as financial performance compared to market expectations represent external impairment indicators that are analyzed by the Group, together with internal performance indicators, in order to assess whether an impairment test should be performed more than once a year.

These tests are performed at the level of each Cash-Generating Unit (CGU) (or group of CGUs). These generally correspond to business segments or to each country in the Africa and Middle East region and Europe. This is reviewed if the Group changes the level at which it monitors return on investment for goodwill testing purposes.

To determine whether an impairment loss should be recognized, the carrying value of the assets and liabilities of the CGUs or groups of CGUs is compared to their recoverable amount, for which Orange uses mostly the value in use.

Value in use is estimated as the present value of the expected future cash flows. Cash flow projections are based on economic and regulatory assumptions, license renewal assumptions and sales activity and investment forecasts drawn up by the Group’s management, as follows:

–  cash flow projections are based on three-to-five-year business plans and include a tax cash flow calculated as EBIT (operating income) multiplied by the statutory tax rate (excluding the impact of deferred tax and unrecognized tax loss carryforwards at the date of valuation). In the case of recent acquisitions, longer-term business plans may be used;

–  post-tax cash flow projections beyond that timeframe may be extrapolated by applying a declining or flat growth rate for the next year, and then a perpetual growth rate reflecting the expected long-term growth in the market;

–  post-tax cash flows are subject to a post-tax discount rate, using rates which incorporate a relevant premium reflecting a risk assessment for the implementation of certain business plans or country risks. The value in use derived from these calculations is identical to the one that would result from discounting pre-tax cash flows at pre-tax discount rates.

The key operating assumptions used to determine values in use are common across all of the Group’s business segments. Key assumptions for most CGUs include:

–  key revenue assumptions, which reflect market level, penetration rate of the offers and market share, positioning of the competition’s offers and their potential impact on market price levels and their transposition to the Group’s offer bases, regulatory authority decisions on pricing of services to customers and on access and pricing of inter-operator services, technology migration of networks (e.g. extinction of copper local loops), decisions of competition authorities in terms of concentration or regulation of adjacent sectors such as cable;

–  key cost assumptions, on the level of marketing expenses required to deal with the pace of product line renewals and the positioning of the competition, the ability to adjust costs to potential changes in revenues or the effects of natural attrition and employee departure plans underway;

–  key assumptions on the level of capital expenditure, which may be affected by the rollout of new technologies, by decisions of regulatory authorities relating to licenses and spectrum allocation, deployment of fiber networks, mobile network coverage, sharing of network elements or obligations to open up networks to competitors.

The tested net carrying values include goodwill, land and assets with finite useful lives (property, plant and equipment, intangible assets and net working capital requirements including intra-group balances). The Orange brand, an asset with an indefinite useful life, is subject to a specific test, see Note 8.3.

If an entity partially owned by the Group includes goodwill attributable to non-controlling interests, the impairment loss is allocated between the shareholders of Orange SA and the non-controlling interests on the same basis as that on which profit or loss is allocated (i.e. ownership interest).

Impairment loss for goodwill is recorded definitively in operating income.